ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Acquisition-date fair value of total consideration transferred
Conversion factor to calculate inflation adjustment	582.4575	483.6049	385.8826	321.9738